                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier Fund Management, Inc.
Address: One E. Liberty St.
         Reno, NV  89501

Form 13F File Number: 28-7408
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  May 11, 2000
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.] Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

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Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.


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Navellier Fund Management, Inc.
FORM 13F
March 31, 2000

                                                                                                                Voting Authority
                                                                                                                ----------------
                                                             Value     Shares/  Sh/   Put/   Invstmt
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt  Prn   Call   Dscretn  Managers  Sole    Shared  None
-----------------------          --------------  -----      --------   -------  ---   ----   -------  --------  ------  ------  ----
Adaptec Inc.                     COM             00651F108     19745     511200 SH           Sole               511200
Adobe Systems                    COM             00724F101     27539     247400 SH           Sole               247400
Adtran Inc.                      COM             00738A106     14753     248200 SH           Sole               248200
Advanced Digital Info Corp.      COM             007525108     17193     502000 SH           Sole               502000
Advanced Fiber                   COM             00754A105     24724     394400 SH           Sole               394400
Alpha Inds Inc.                  COM             020753109     17860     188000 SH           Sole               188000
Apache                           COM             037411105     22487     452000 SH           Sole               452000
Applied Micro Circuits           COM             03822W109     40997     273200 SH           Sole               273200
Arthrocare Corp                  COM             043136100      9862     107200 SH           Sole               107200
Audiovox Cl. 'A'                 COM             050757103     14405     330200 SH           Sole               330200
Avx Corp.                        COM             002444107     19711     260000 SH           Sole               260000
BJ Service Co.                   COM             055482103     30909     418400 SH           Sole               418400
Biovail Corp                     COM             09067J109     17244     389700 SH           Sole               389700
BroadVision Inc.                 COM             111412102     24825     553200 SH           Sole               553200
Concord Camera Corp.             COM             206156101     17050     310000 SH           Sole               310000
Conexant Systems Inc.            COM             207142100     22748     320400 SH           Sole               320400
Curagen Corporation              COM             23126R101     16970     363000 SH           Sole               363000
DII Group Inc.                   COM             232949107     26389     233400 SH           Sole               233400
DSP Group                        COM             23332B106     19391     293800 SH           Sole               293800
Diamond Tech                     COM             252762109     14366     218500 SH           Sole               218500
Emulex Corp.                     COM             292475209     18311     167800 SH           Sole               167800
Gemstar Internl.                 COM             G3788V106     29515     343200 SH           Sole               343200
Harmonic Inc.                    COM             413160102     22095     265400 SH           Sole               265400
Helix Technology                 COM             423319102     20710     344800 SH           Sole               344800
Jones Pharma Incorporated        COM             480236108     13824     455100 SH           Sole               455100
Kemet Corp                       COM             488360108     20480     323800 SH           Sole               323800
LTX Corp.                        COM             502392103     22486     497600 SH           Sole               497600
MRV Communications               COM             553477100     19727     215300 SH           Sole               215300
Mattson Technology Inc.          COM             577223100     13401     314400 SH           Sole               314400


Medimmune Inc.                   COM             584699102     18945     108800 SH           Sole               108800
Mercury Interactive Corp         COM             589405109     22840     288200 SH           Sole               288200
Power Integrations Inc.          COM             739276103       950      38000 SH           Sole                38000
Power Wave Tech.                 COM             739363109     31000     248000 SH           Sole               248000
Powertel                         COM             73936C109     16709     241500 SH           Sole               241500
QLogic Corp                      COM             747277101     31937     235700 SH           Sole               235700
Sandisk Corp                     COM             80004C101     40082     327200 SH           Sole               327200
Scientific Atlanta               COM             808655104     28880     456600 SH           Sole               456600
Siebel Systems Inc.              COM             826170102     13055     109300 SH           Sole               109300
Silicon Storage Tech Inc.        COM             827057100     22222     300800 SH           Sole               300800
Silicon Valley Bancshares        COM             827064106     21067     293100 SH           Sole               293100
Three-Five Systems               COM             88554L108      8926     148766 SH           Sole               148766
Tiffany & Co.                    COM             886547108     13756     164500 SH           Sole               164500
TriQuint Semiconductor           COM             89674K103     23079     314000 SH           Sole               314000
43 DATA RECORDS                                               893165            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED